Events After The Reporting Period	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
Events After The Reporting Period
SUBSEQUENT EVENTS

TransGlobe Energy Corporation made a $5.0 million repayment of the Mercuria prepayment agreement on January 28, 2019.

On March 11, 2019, the Company declared a dividend of $0.035 per share to shareholders of record on March 29, 2019.